Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Jan. 31, 2022
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 595
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	[1]	4,161
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		988	$ 682
Change in fair value included in earnings		(13)	(45)
Change in fair value included in other comprehensive income	[2]	(22)	18
Issuances/Purchases		149	391
Sales		(143)	(192)
Transfers into Level 3		17	114
Transfers out of Level 3		(376)	(87)
Assets at end of period		600	881
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(3)	7
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		985	675
Change in fair value included in earnings		(13)	(44)
Change in fair value included in other comprehensive income	[2]	(22)	19
Issuances/Purchases		145	382
Sales		(143)	(192)
Transfers into Level 3		17	114
Transfers out of Level 3		(374)	(86)
Assets at end of period		595	868
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(3)	8
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		3	7
Change in fair value included in earnings			(1)
Change in fair value included in other comprehensive income	[2]		(1)
Issuances/Purchases		4	9
Transfers out of Level 3		(2)	(1)
Assets at end of period		5	13
Change in unrealized gains (losses) recorded in income for instruments still held	[3]		(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,052	2,442
Change in fair value included in earnings		5	76
Change in fair value included in other comprehensive income	[2]	(44)	36
Issuances/Purchases		223	713
Sales		(63)	(81)
Maturities/Settlement		(1)
Assets at end of period		4,172	3,186
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	22	78
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		8
Issuances/Purchases		3
Assets at end of period		11
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4,044	2,442
Change in fair value included in earnings		5	76
Change in fair value included in other comprehensive income	[2]	(44)	36
Issuances/Purchases		220	713
Sales		(63)	(81)
Maturities/Settlement		(1)
Assets at end of period		4,161	3,186
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	22	78
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		154	133
Change in fair value included in other comprehensive income	[2]	(1)	2
Issuances/Purchases		4	11
Transfers into Level 3			6
Assets at end of period		157	152
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1	1
Assets at end of period		1	1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		153	132
Change in fair value included in other comprehensive income	[2]	(1)	2
Issuances/Purchases		4	11
Transfers into Level 3			6
Assets at end of period		156	151
Business and Government Loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		20	6
Issuances/Purchases		115
Maturities/Settlement		(15)
Assets at end of period		120	6
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		49
Change in fair value included in earnings		(3)
Issuances/Purchases		22
Maturities/Settlement		(2)
Assets at end of period		66
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(3)
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2
Issuances/Purchases		1
Liabilities at end of period		3
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	2
Change in fair value included in earnings		12
Liabilities at end of period		14	2
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(38)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2	2
Liabilities at end of period		2	$ 2
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings		12
Liabilities at end of period		12
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(38)
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		26
Change in fair value included in earnings		(26)
Issuances/Purchases		13
Transfers into Level 3		1
Assets at end of period		14
Derivatives Asset [member] | Equity Contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Transfers into Level 3		1
Assets at end of period		1
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		26
Change in fair value included in earnings		(26)
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Issuances/Purchases		13
Assets at end of period		$ 13

[1]	Included in private equity is $812 million of U.S. Federal Reserve Bank and U.S. Federal Home Loan Bank shares that we carry at cost as at January 31, 2023 ($832 million as at October 31, 2022), which approximates fair value, and are held to meet regulatory requirements.
[2]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[3]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2023 and 2022 are included in earnings for the period.